Note 18 - Income Taxes (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018

Canada	19,557	16,715	17,964
United States	19,962	11,077	6,203
Other countries	8,516	11,718	10,581
	48,035	39,510	34,748

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Current income tax expense
Canada	1,020	3,037	1,243
United States	3,496	1,298	494
Other countries	779	1,707	4,835
	5,295	6,042	6,572
Deferred income tax expense (recovery)
Canada	5,008	2,531	2,051
United States	1,390	67	1,876
Other countries	(655)	(407)	(2,630)
	5,743	2,191	1,297
	11,038	8,233	7,869

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31,	January 31,
	2020	2019
Assets
Accrued liabilities not currently deductible	14,838	11,483
Accumulated net operating losses	10,579	11,081
Difference between tax and accounting basis of property and equipment	33,929	–
Research and development and other tax credits and expenses	756	911
Total deferred income tax assets	60,102	23,475
Liabilities
Difference between tax and accounting basis of intangible assets	(41,381)	(23,974)
Difference between tax and accounting basis of property and equipment	–	(909)
Other temporary differences	(1,716)	(574)
Total deferred income tax liabilities	(43,097)	(25,457)
Net deferred income taxes	17,005	(1,982)
Valuation allowance	(10,470)	(9,927)
Net deferred income taxes, net of valuation allowance	6,535	(11,909)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Income before income taxes	48,033	39,510	34,748

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	12,729	10,470	9,207
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangible assets	(673)	(133)	(1,870)
Effect of differences between Canadian and foreign tax rates	(274)	(172)	595
Effect of rate changes on current year timing differences	(609)	(245)	(571)
Adjustments relating to previous periods	94	(973)	(152)
Increase (decrease) in accruals for uncertain tax positions	(1,042)	(515)	1,954
Valuation allowance	692	(344)	(1,564)
Stock based compensation	352	231	(135)
Deferred tax charges	–	–	179
Other, including foreign exchange	(231)	(86)	226
Income tax expense	11,038	8,233	7,869

Summary of Operating Loss Carryforwards [Table Text Block]
Expiry year	Canada	United States	EMEA	Asia Pacific	Total
2021	–	–	–	585	585
2022	–	245	–	264	509
2023	–	253	651	46	950
2024	–	245	126	171	542
2025	–	245	–	–	245
Thereafter	1,609	5,026	42,865	3,070	52,570
	1,609	6,014	43,642	4,136	55,401

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	January 31,	January 31,
	2020	2019
Liability, beginning of year	7,824	8,977
Gross increases – current period	139	493
Lapsing due to statutes of limitations	(1,313)	(1,646)
Liability, end of year	6,650	7,824